Offerings - Offering: 1	Jul. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 2,977.78
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The registrant may increase or decrease the size of the offering prior to effectiveness.

Includes additional Ordinary Shares which may be issued upon the exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, up to 15% of the total number of securities offered.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional Ordinary Shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.

Fee previously paid upon the initial filing of the registration statement to which this exhibit is attached. The previous payment of $3,970.37 was for a greater maximum aggregate offering price.